Income taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Income before income taxes | $	$ (963)		$ (564)		$ (640)
Computed tax using respective companies' statutory tax rates | $	(254)		(94)		(136)
Change in valuation allowances | $	68		120		350
(Over) under provision for income taxes in prior years | $	(131)		0		0
Tax effect of expenses not deductible for tax purposes | $	5		2		14
Total (credit) / provision for income taxes at effective tax rate | $	$ (312)		$ 28		$ 228
ZHEJIANG TIANLAN
Income before income taxes		¥ (34,194)		¥ 30,047		¥ 27,603
Computed tax using respective companies' statutory tax rates		(4,987)		4,548		4,078
(Over) under provision for income taxes in prior years		0		(29)		57
Permanent difference		0		(459)		(82)
Temporary differences		(272)		(405)		(1,337)
Tax effect on revenue not subject to tax		(3,024)		(1,438)		(901)
Tax effect of expenses not deductible for tax purposes		316		1,435		2,732
Tax effect of unused tax losses not recognized		0		180		414
Total (credit) / provision for income taxes at effective tax rate		¥ (7,967)		¥ 3,832		¥ 4,961